SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Beginning balance	$ 2,751,633	$ 26,065
Ending balance	307,425	2,751,633	$ 26,065
O I D Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Balance, December 31, 2020
Convertible notes	3,781,335
Issuance costs	(697,202)
Debt discount	(3,084,133)
Debt accretion	150,086
Balance, December 31, 2020	150,086
Original Securities [Member]
Short-Term Debt [Line Items]
Debt accretion		2,763,749	90,611
Beginning balance
Convertible notes issued - new securities			1,174,945
Issuance costs		(535,717)	(105,745)
Debt discount	(19,058,426)	(6,479,421)	(964,153)
Debt extinguishment			(195,658)
New Securities [Member]
Short-Term Debt [Line Items]
Debt accretion		2,763,749	26,065
Beginning balance	2,751,633	26,065
Convertible notes issued - new securities		7,315,138	7,456,039
Issuance costs		(535,717)	(671,044)
Debt discount		(6,479,421)	(6,784,995)
Debt extinguishment	$ (4,587,374)	(338,181)
Ending balance		$ 2,751,633	$ 26,065